SHORT TERM INVESTMENTS - Amortized cost, gross unrealized gain, estimated fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Held-to-maturity investments
Amortized Cost	¥ 45,000	¥ 31,000
Estimated Fair value	45,000	31,000
Available-for-sale investments
Amortized Cost	117,000	56,000
Gross unrealized gain in accumulated other comprehensive income	854	1,487
Estimated Fair value	¥ 117,854	¥ 57,487